Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Lease and Other Commitments

Lease commitments and other commitments fall due as follows:	€ million Leases 2020	€ million Leases 2019	€ million Other commitments 2020	€ million Other commitments 2019
Within 1 year	69	69	844	791
Later than 1 year but not later than 5 years	80	111	694	684
Later than 5 years	9	43	18	23

	158	223	1,556	1,498

Summary of Contingent Liabilities

	€ million	€ million
Summary of contingent liabilities	2020	2019
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties	2,040	2,235
Inputs for PIS and COFINS taxes	35	43
Goodwill amortisation	137	184
Other tax assessments – approximately 600 cases	650	959

Total Brazil tax	2,862	3,421
Other contingent liabilities	648	789

Total contingent liabilities	3,510	4,210